Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense related to retirement eligibility vesting	$ 88	$ 65	$ 64
Stock option exercisable period - minimum (years)	1 year
Stock option exercisable period - maximum (years)	10 years
Granted (shares)	0	0
Weighted-average fair value of stock options at grant date (usd per share)			$ 5.50
Total intrinsic value of options exercised	118	67	8
Cash received from option exercises	370	263	40
Actual tax benefit realized for the tax deductions from options exercised	17	8	1
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares (shares)	48,342,374
Stock based compensation cost	28	49	70
Stock based compensation cost, tax benefit recognized	11	20	29
Unrecognized compensation cost related to nonvested awards	14
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	1 year
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares (shares)	33,967,536
Stock based compensation cost	243	201	185
Stock based compensation cost, tax benefit recognized	94	79	76
Unrecognized compensation cost related to nonvested awards	192
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	1 year 8 months 12 days
Shares granted (shares)	8,497,823
Total fair value of stock based compensation that vested during the period	229	117	84
share-based compensation payment award, equity instruments other than options, nonvested, number	21,400,291	21,541,377
Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period	1 year
Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period	4 years
Performance Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (shares)	719,947
Performance periods	3
Awards granted to FSA code-staff (awards)	3
Subsidiary Long-Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	3 years
Subsidiary Long-Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	5 years
Restructuring Charges [Member] | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation cost	1
Restructuring Charges [Member] | Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation cost	$ 13